Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2010
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
Janus Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock
Janus Investment Fund

Janus Long/Short Fund

Supplement dated July 8, 2011
to Currently Effective Prospectuses

Effective September 30, 2011, the following changes will be implemented:

Janus Long/Short Fund will change its name to “Janus Global Market Neutral Fund” (the “Fund”) and will change its primary benchmark index from the S&P 500® Index to the Citigroup 3-Month U.S. Treasury Bill Index. In addition, the Fund will change its secondary benchmark from LIBOR to the Morgan Stanley Capital International (“MSCI”) All Country World Indexsm. Janus Capital believes that these changes provide a more appropriate representation of the Fund’s revised investment strategy that includes an increased focus on global investments, including emerging markets. The Citigroup 3-Month U.S. Treasury Bill Index is an index that tracks the performance of short-term U.S. Government debt securities. The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets. The following supplements corresponding information found in the average annual total return table in each Prospectus:

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Supplement Objective [Text Block]	jif277751_SupplementObjectiveTextBlock	The following replaces the Fund’s investment objective found under “Investment Objective” in the Fund Summary section of the Prospectus:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Market Neutral Fund seeks long-term capital appreciation independent of stock market direction.
Supplement Principal Investment Strategies [Text Block]	jif277751_SupplementPrincipalInvestmentStrategiesTextBlock

The following replaces in their entirety the first four paragraphs under “Principal Investment Strategies” in the Fund Summary section of the Prospectus:

Principal Investment Strategies

Under normal circumstances, the Fund generally pursues its investment objective by taking both long and short positions in domestic and foreign equity securities, including those in emerging markets, and exchange-traded funds (“ETFs”) in an effort to insulate the Fund’s performance from general stock market movements. The Fund seeks a combination of long and short positions that may provide positive returns regardless of market direction, through a complete market cycle. The Fund’s market neutral strategy attempts to create a portfolio that limits stock market risk and delivers absolute returns. The Fund will generally buy long securities that the portfolio manager believes will go up in price and will sell short ETFs and other equity securities the portfolio manager believes will go down in price. The Fund may also take long and short positions in derivative instruments that provide exposure to the equity markets, including swaps, options, futures, and other index-based instruments. The Fund’s investments may include holdings across different industries, sectors, and regions. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may also have significant exposure to emerging markets.

The allocation between long and short positions is a result of the portfolio manager’s strategic investment process. As a residual of the investment process, the Fund will generally hold a higher percentage of its assets in long positions than short positions (i.e., the Fund will be “net long”). The Fund expects to be no more than 20% net long. The portfolio manager will actively manage the Fund’s net exposure between long and short positions and will determine that the Fund’s allocation be modified based on certain factors, including changes in market conditions.

In choosing long positions, the Fund’s portfolio manager looks at companies individually to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The Fund’s portfolio manager may seek long positions in companies with attractive dividends, return on invested capital, or with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures.

The Fund’s portfolio manager will generally target short positions in ETFs, either directly or through derivative instruments such as swaps which may provide similar exposure to a direct short position. The portfolio manager may deploy unique strategies when shorting ETFs and/or securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the portfolio manager believes he has in a long position in the portfolio. The Fund may invest in or short any type of ETF.

Supplement Principal Investment Risks [Text Block]	jif277751_SupplementPrincipalInvestmentRisksTextBlock

The following Market Risk replaces in its entirety the Long/Short Risk found under “Principal Investment Risks” in the Fund Summary section of the Prospectus. In addition, Market Neutral Style Risk and Counterparty Risk are added to the “Principal Investment Risks” section.

Market Risk. There can be no assurance that the Fund can effectively limit market risk. The value of the Fund’s long portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the Fund’s portfolio manager is incorrect about his assessment of a company’s intrinsic worth. Further, regardless of how well individual companies perform, the value of the Fund’s long portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. Conversely, the value of the Fund’s short positions may result in a loss (which may be unlimited) if the value of an individual company or multiple companies in the portfolio increases or if the stock market goes up, regardless of how well the businesses of individual companies in the portfolio perform. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

Market Neutral Style Risk. The Fund’s market neutral strategy may cause the Fund to underperform compared to global equity markets or other mutual funds that do not utilize a market neutral strategy. For example, in rising global equity markets, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform or sustain losses, especially in sharply rising markets. As such, the Fund’s combination of long and short positions may result in performance that is significantly different from global equity markets. Periodic underperformance is to be expected and is a result of the Fund’s overall hedging techniques employed for the market neutral strategy. Additionally, there is a risk that the portfolio manager will be unable to construct a portfolio that limits the Fund’s exposure to market movements, and as a result, the Fund’s performance may reflect general market movements.

Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Janus Long/Short Fund | Citigroup 3-Month U.S. Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006
Janus Long/Short Fund | MSCI All Country World Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006